Net Income Per Share (EPS)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Accounting Policies [Abstract]
Net Income Per Share (EPS)

Note 15 - Net Income Per Share (“EPS”):

Basic net income or loss per share is calculated using the weighted average number of common shares outstanding during the period. Diluted net income per share is calculated by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period and, when dilutive, potential shares from stock options and warrants to purchase common stock, using the treasury stock method. Common stock equivalents are included in the diluted income per share calculation only when option exercise prices are lower than the average market price of the common shares for the period presented.

	Three Months Ended October 31,
	2019	2018
Weighted average number of common shares outstanding - Basic	53,186,407	22,806,777
Potentially dilutive common stock equivalents	—	31,892,421
Weighted average number of common and equivalent shares outstanding - Diluted	53,186,407	54,699,198

The following table provides weighted average number of common stock equivalents not included in diluted income per share, because the effects are anti-dilutive, for the three months ended October 31, 2019 and 2018, respectively.

	Three Months Ended October 31,
	2019	2018
Series H Convertible Preferred Stock	—	25,200,000
Series I Convertible Preferred Stock	—	6,636,000
Convertible debt	3,744,548	—
Stock options	8,871,675	2,747,850
Warrants	15,405,395	—
Total	28,021,618	34,583,850

Note 11 - Net Income Per Share (“EPS”):

Basic net income or loss per share is calculated using the weighted average number of common shares outstanding during the period. Diluted net income per share is calculated by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period and, when dilutive, potential shares from stock options and warrants to purchase common stock, using the treasury stock method. Common stock equivalents are included in the diluted income per share calculation only when option exercise prices are lower than the average market price of the common shares for the period presented.

	Year Ended
	July 31,	July 31,
	2019	2018
Weighted average number of common shares outstanding - Basic	48,360,127	1,068,100
Potentially dilutive common stock equivalents	5,157,374	1,523,028
Weighted average number of common and equivalent shares outstanding-Diluted	53,517,501	2,591,129

The following table provides weighted average number of common stock equivalents not included in diluted income per share, because the effects are anti-dilutive, for the years ended July 31, 2019 and 2018, respectively.

	Year Ended
	July 31,	July 31,
	2019	2018
Stock options	2,831,301	17,850
Warrants	15,399,681	—
Total	18,230,982	17,850